SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Schedule of supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow information:
Cash paid for income taxes	$ 0	$ 1,200
Supplemental disclosure of non-cash investing and financing activity:
Distributions owed to the members	$ 1,411	$ 11,857